Share-based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) £ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 £ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
Remaining vesting period	3 years
Unrecognized compensation costs related to unvested employee shares outstanding | $	$ 11.3	$ 17.4	$ 17.4
Weighted-average period	2 years 7 months 6 days	3 years 1 month 6 days	3 years 1 month 6 days
Weighted average grant-date fair value of share options granted | $ / shares	$ 5.42		$ 3.33
Unrecognized compensation cost related to share options outstanding | $	$ 5.4
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average period	3 years 3 months 18 days
Deferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred share repurchased	1	1,509,384	1,509,384
Stock repurchase price per share | £ / shares		$ 0.01
Number of outstanding shares cancelled		109,058	109,058
Price per share | £ / shares					£ 92,451.851
Vesting on First Anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	25.00%
2021 Share Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares reserved for future issuance				2,572,558
Increase of reserved shares, percent of common stock outstanding	4.00%
Ordinary shares issued	2,572,558
Shares available for future grant	1,578,993
2021 Employee Share Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase of reserved shares, percent of common stock outstanding	1.00%
Ordinary shares issued	467,738
Shares available for future grant	467,738
2021 Employee Share Purchase Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares authorized for issuance				467,738